30. INSURANCE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Operational risks and loss of profits [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued		R$ 800,000	R$ 800,000
Civil liability third parties [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	[1]	415,740	322,408
Fire inventories [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued		170,000	170,000
Theft inventories [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued		20,000	20,000
Civil liability general [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued		30,000	30,000
Civil liability vehicles [member]
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued		R$ 2,000	R$ 2,000

[1]	Based on the foreign exchange rate prevailing at December 31, 2020 (ptax): R$5.1967 = US$1.00